TAX CREDITS - Current and Non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Tax credits
Tax credits - current	R$ 527,428	R$ 402,429
Tax credits - non-current	32,065	30,841
Tax credits
Disclosure of Tax credits
Tax credits - current	527,428	402,429
Tax credits - non-current	32,065	30,841
Tax credits - current and non-current	559,493	433,270
ICMS (state VAT)
Disclosure of Tax credits
Tax credits - current	291,027	155,096
Tax credits - non-current	27,527	26,135
Social security financing
Disclosure of Tax credits
Tax credits - current	95,700	91,229
Tax credits - non-current	1,980	360
Financing of social integration program
Disclosure of Tax credits
Tax credits - current	23,473	20,242
IPI (federal VAT)
Disclosure of Tax credits
Tax credits - current	44,312	59,982
IVA (Value-added tax)
Disclosure of Tax credits
Tax credits - current	32,967	48,139
Others
Disclosure of Tax credits
Tax credits - current	39,949	27,741
Financing of social integration program and others
Disclosure of Tax credits
Tax credits - non-current	R$ 2,558	R$ 4,346